SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of fair value of its private warrants using the monte carlo simulation model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
Schedule of fair value of its private warrants using the monte carlo simulation model [Abstract]
Risk-free interest rate	0.43%	0.45%
Expected volatility	60.00%	50.00%	80.00%
Share price	$ 8.90	$ 13.00
Exercise price	$ 11.50	$ 11.50
Expiration date	Dec. 18, 2025	Dec. 18, 2025